Overview, Basis of Presentation, and Significant Accounting Policies (Details) - Schedule of Useful Lives	Sep. 30, 2023	Dec. 31, 2022
Trade names [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived useful lives	5 years	5 years
Trade names [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived useful lives	7 years	7 years
Acquired developed technology [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived useful lives	5 years	5 years
Acquired developed technology [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived useful lives	8 years	8 years
Non-compete agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived useful lives	5 years	5 years
Customer relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived useful lives	5 years	5 years
Customer relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived useful lives	8 years	8 years
Capitalized website costs [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived useful lives	3 years	3 years
Capitalized website costs [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived useful lives	5 years	5 years